Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following table presents selected unaudited quarterly financial information for the years ended December 31:

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2015	2014	2015	2014	2015	2014	2015	2014
Net sales	$574.8	$614.2	$644.5	$654.4	$589.6	$687.6	$610.4	$778.6
Gross profit	159.3	150.3	170.8	174.0	150.3	187.9	171.6	214.0
Income (loss) from continuing operations, net of tax	(10.2)	2.0	19.7	40.9	18.3	33.1	31.7	31.3
Income from discontinued operations, net of tax	4.5	2.9	4.3	2.2	4.5	1.8	2.6	2.8
Net income (loss)	(5.7)	4.9	24.0	43.1	22.8	34.9	34.3	34.1
Net income (loss) attributable to noncontrolling interests	(2.9)	(4.9)	1.8	1.5	1.1	1.9	1.7	4.1
Net income (loss) attributable to Diebold, Incorporated	$(2.8)	$9.8	$22.2	$41.6	$21.7	$33.0	$32.6	$30.0

Basic earnings (loss) per share
Income (loss) from continuing operations, net of tax	$(0.11)	$0.10	$0.27	$0.61	$0.26	$0.48	$0.46	$0.42
Income from discontinued operations, net of tax	0.07	0.05	0.07	0.03	0.07	0.03	0.04	0.04
Net income (loss) attributable to Diebold, Incorporated (basic)	$(0.04)	$0.15	$0.34	$0.64	$0.33	$0.51	$0.50	$0.46

Diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax	$(0.11)	$0.11	$0.27	$0.61	$0.26	$0.48	$0.46	$0.42
Income from discontinued operations, net of tax	0.07	0.04	0.07	0.03	0.07	0.03	0.04	0.04
Net income (loss) attributable to Diebold, Incorporated (diluted)	$(0.04)	$0.15	$0.34	$0.64	$0.33	$0.51	$0.50	$0.46

Basic weighted-average shares outstanding	64.7	64.3	64.9	64.6	65.0	64.6	65.0	64.6
Diluted weighted-average shares outstanding	64.7	64.8	65.6	65.2	65.6	65.3	65.7	65.4

Net loss in the first quarter of 2015 was negatively impacted by the Company's sale of its equity interest in its Venezuela joint venture to its joint venture partner (refer to note 21), which resulted in an impairment charge of $10.3. The Company also recorded a foreign exchange loss of $7.5 related to the devaluation of the Venezuelan currency. In 2015, the repatriation of foreign earnings, the associated recognition of foreign tax credits and related benefits due to the passage of the PATH Act of 2015, were recorded which resulted in a tax benefit (refer to note 5).

The second quarter of 2014 included a $13.7 pre-tax gain from the sale of the Company's Eras subsidiary.